Financial Instruments Risks - Forward Transactions and Foreign Currency Forward (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Foreign Currency Forward Transactions [Abstract]
Foreign currency forward sales—US$ | $	$ 620,956		$ 760,615
Foreign currency forward purchases—US$ | $	$ 618,497		$ 620,651
Foreign currency forward sales—Euros | €		€ 1,804		€ 5,463
Foreign currency forward purchases—Euros | €		€ 35		€ 0